Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Schedule Of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts			$ 26,000,000	$ 35,000,000
Allowance for uncollectible vendor receivables			4,000,000	5,000,000	3,000,000
Inventory reserves on LIFO	138,000,000		136,000,000	123,000,000
Effect of LIFO reserves on cost of goods sold	2,000,000	(2,000,000)	13,000,000	59,000,000	30,000,000
Shipping and handling costs			1,500,000,000	1,400,000,000	1,300,000,000
Property and equipment, accumulated depreciation	941,000,000		889,839,000	701,987,000
Depreciation expense	57,000,000	51,000,000
Accrued contingent consideration relating to acquisitions	$ 6,000,000		$ 6,000,000
Contingent consideration in the event of certain operating results are achieved, period	2 years
Minimum
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	3 years		3 years
Maximum
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets	40 years		40 years